Quarterly Holdings Report
for

Fidelity® Series Corporate Bond Fund

May 31, 2021

XBC-QTLY-0721
1.9891234.102

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
2.25% 2/1/32	$650,000	$625,235
3.65% 6/1/51	1,900,000	1,897,915
3.65% 9/15/59 (a)	223,000	213,226
3.8% 12/1/57 (a)	1,354,000	1,333,350
4.35% 3/1/29	900,000	1,029,417
4.9% 6/15/42	250,000	295,702
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	712,629
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	316,097
2.55% 3/21/31	289,000	290,616
3.15% 3/22/30	47,000	50,041
3.7% 3/22/61	1,300,000	1,311,890
4% 3/22/50	1,500,000	1,639,060
4.016% 12/3/29	1,250,000	1,412,581
		11,127,759
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	600,000	674,376
4.7% 3/23/50	700,000	878,188
4.75% 9/15/44	320,000	401,273
		1,953,837
Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	320,000	325,728
3.575% 4/11/26 (a)	260,000	284,180
		609,908
Media - 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,864,089
5.75% 4/1/48	1,650,000	2,016,340
Comcast Corp.:
4.15% 10/15/28	1,075,000	1,239,202
4.7% 10/15/48	500,000	619,311
4.95% 10/15/58	1,510,000	1,995,115
COX Communications, Inc.:
1.8% 10/1/30 (a)	740,000	694,773
3.15% 8/15/24 (a)	100,000	107,337
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,691,741
3.95% 3/20/28	600,000	658,286
Fox Corp.:
4.03% 1/25/24	3,000	3,262
4.709% 1/25/29	4,000	4,638
5.476% 1/25/39	504,000	628,123
5.576% 1/25/49	3,000	3,833
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,505,883
7.3% 7/1/38	500,000	707,894
		13,739,827
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. 5% 3/15/44	270,000	325,154
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	650,000	705,416
3.75% 4/15/27	3,950,000	4,342,275
Vodafone Group PLC:
4.375% 5/30/28	700,000	805,817
5.25% 5/30/48	1,000,000	1,260,869
		7,439,531

TOTAL COMMUNICATION SERVICES		34,870,862

CONSUMER DISCRETIONARY - 4.9%
Automobiles - 1.8%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	650,000	681,352
General Motors Co. 5.95% 4/1/49	1,300,000	1,697,800
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	465,355
4.15% 6/19/23	1,000,000	1,067,950
5.2% 3/20/23	152,000	164,335
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	750,000	741,605
3.125% 5/12/23 (a)	200,000	210,409
4.75% 11/13/28 (a)	1,900,000	2,224,269
		7,253,075
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.:
3.625% 9/1/49	600,000	629,887
4.875% 12/9/45	470,000	585,658
Starbucks Corp.:
3.55% 8/15/29	2,100,000	2,311,735
3.8% 8/15/25	580,000	644,834
4% 11/15/28	100,000	113,210
		4,285,324
Household Durables - 0.2%
D.R. Horton, Inc. 2.5% 10/15/24	829,000	873,970
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	194,184
Multiline Retail - 0.2%
Dollar Tree, Inc.:
4% 5/15/25	500,000	554,000
4.2% 5/15/28	375,000	424,091
		978,091
Specialty Retail - 1.6%
Advance Auto Parts, Inc. 1.75% 10/1/27	2,313,000	2,297,770
AutoNation, Inc. 4.75% 6/1/30	20,000	23,531
Lowe's Companies, Inc. 3.5% 4/1/51	975,000	999,953
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	83,298
4.2% 4/1/30	800,000	911,877
4.35% 6/1/28	75,000	86,226
Ross Stores, Inc. 1.875% 4/15/31	600,000	570,634
The Home Depot, Inc. 1.375% 3/15/31	575,000	538,761
Triton Container International Ltd. 1.15% 6/7/24 (a)(b)	1,200,000	1,200,495
		6,712,545

TOTAL CONSUMER DISCRETIONARY		20,297,189

CONSUMER STAPLES - 5.6%
Beverages - 1.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	2,300,000	2,757,353
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	568,037
4.5% 6/1/50	325,000	372,870
4.6% 4/15/48	700,000	810,766
4.9% 1/23/31	525,000	635,670
Constellation Brands, Inc. 2.875% 5/1/30	470,000	486,435
Molson Coors Beverage Co. 3% 7/15/26	1,141,000	1,222,743
		6,853,874
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	141,881
Costco Wholesale Corp. 1.75% 4/20/32	251,000	242,447
		384,328
Food Products - 1.0%
Conagra Brands, Inc. 4.6% 11/1/25	70,000	80,090
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	1,600,000	1,760,016
Kraft Heinz Foods Co. 3.75% 4/1/30	740,000	791,687
Smithfield Foods, Inc. 3% 10/15/30 (a)	1,432,000	1,428,620
		4,060,413
Tobacco - 2.9%
Altria Group, Inc.:
3.4% 2/4/41	1,180,000	1,082,950
4.25% 8/9/42	14,000	14,299
4.8% 2/14/29	612,000	700,752
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,205,324
3.557% 8/15/27	1,800,000	1,912,152
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	536,274
3.75% 7/21/22 (a)	900,000	925,975
4.25% 7/21/25 (a)	3,200,000	3,528,715
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,917,954
		11,824,395

TOTAL CONSUMER STAPLES		23,123,010

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	103,691
Canadian Natural Resources Ltd.:
2.95% 7/15/30	472,000	482,207
6.25% 3/15/38	725,000	961,901
Cenovus Energy, Inc.:
3.8% 9/15/23	160,000	168,997
4.25% 4/15/27	3,350,000	3,714,262
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	557,224
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	519,000
5.125% 5/15/29	2,200,000	2,371,380
5.375% 7/15/25	500,000	547,700
Enbridge, Inc. 4.5% 6/10/44	250,000	280,354
Energy Transfer LP:
3.75% 5/15/30	2,554,000	2,718,463
4.25% 3/15/23	450,000	473,782
4.25% 4/1/24	525,000	568,715
4.95% 6/15/28	650,000	744,032
Enterprise Products Operating LP 5.1% 2/15/45	375,000	458,159
Equinor ASA:
1.75% 1/22/26	61,000	63,002
2.375% 5/22/30	550,000	559,847
Hess Corp.:
4.3% 4/1/27	2,000,000	2,226,305
6% 1/15/40	575,000	719,141
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	532,811
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	342,384
MPLX LP:
1.75% 3/1/26	2,073,000	2,100,479
2.65% 8/15/30	702,000	697,747
Occidental Petroleum Corp.:
2.9% 8/15/24	83,000	82,793
3.2% 8/15/26	11,000	10,601
3.4% 4/15/26	2,250,000	2,193,750
4.3% 8/15/39	5,000	4,275
4.4% 8/15/49	5,000	4,200
Ovintiv, Inc.:
5.15% 11/15/41	136,000	144,990
8.125% 9/15/30	409,000	556,715
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	1,024,700
6.49% 1/23/27	75,000	80,074
6.875% 8/4/26	75,000	82,862
Phillips 66 Co.:
3.7% 4/6/23	227,000	240,130
4.875% 11/15/44	300,000	360,397
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	102,061
4.65% 10/15/25	1,119,000	1,251,940
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	978,453
4.55% 6/24/24	400,000	442,611
Total Capital International SA 3.127% 5/29/50	800,000	774,082
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	26,548
Valero Energy Corp.:
1.2% 3/15/24	736,000	744,368
2.85% 4/15/25	1,821,000	1,932,303
Western Gas Partners LP:
4.35% 2/1/25	1,500,000	1,563,750
5.3% 2/1/30	670,000	738,675
		35,251,861
FINANCIALS - 30.2%
Banks - 16.3%
AIB Group PLC:
4.263% 4/10/25 (a)(c)	250,000	272,000
4.75% 10/12/23 (a)	1,000,000	1,091,134
Banco Santander SA 2.749% 12/3/30	1,000,000	982,293
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	216,647
Bank of America Corp.:
2.456% 10/22/25 (c)	625,000	658,158
2.676% 6/19/41 (c)	1,030,000	973,221
3.004% 12/20/23 (c)	450,000	468,228
3.483% 3/13/52 (c)	950,000	984,269
3.95% 4/21/25	1,100,000	1,214,303
4.271% 7/23/29 (c)	700,000	798,384
Barclays PLC:
1.007% 12/10/24 (c)	307,000	308,681
2.645% 6/24/31 (c)	450,000	447,905
3.65% 3/16/25	1,000,000	1,085,696
BNP Paribas SA:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(c)(d)	1,182,000	1,169,840
3.052% 1/13/31 (a)(c)	875,000	907,560
4.625% 3/13/27 (a)	450,000	510,922
BPCE SA:
2.277% 1/20/32 (a)(c)	600,000	581,915
2.375% 1/14/25 (a)	1,400,000	1,462,301
4.875% 4/1/26 (a)	200,000	226,864
CIT Group, Inc. 5% 8/1/23	325,000	353,031
Citigroup, Inc.:
2.876% 7/24/23 (c)	750,000	772,005
4.075% 4/23/29 (c)	1,600,000	1,803,264
4.4% 6/10/25	400,000	448,622
4.45% 9/29/27	1,200,000	1,373,479
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	2,015,000	1,993,563
Credit Agricole SA 2.811% 1/11/41 (a)	444,000	405,966
Danske Bank A/S:
1.171% 12/8/23 (a)(c)	1,050,000	1,055,466
3.001% 9/20/22 (a)(c)	540,000	543,793
Discover Bank 2.45% 9/12/24	350,000	367,937
Fifth Third Bancorp:
2.55% 5/5/27	568,000	599,015
8.25% 3/1/38	300,000	491,805
HSBC Holdings PLC:
2.357% 8/18/31 (c)	1,002,000	982,247
2.848% 6/4/31 (c)	1,800,000	1,836,953
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	919,000	1,039,847
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	107,918
3.882% 7/24/38 (c)	2,725,000	3,063,069
4.203% 7/23/29 (c)	600,000	686,462
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	200,000	201,875
4.65% 3/24/26	1,000,000	1,134,188
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	940,000	952,974
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	1,900,000	1,874,988
National Australia Bank Ltd. 2.99% 5/21/31 (a)	1,200,000	1,205,385
Rabobank Nederland:
3.75% 7/21/26	300,000	330,395
4.625% 12/1/23	750,000	823,787
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (c)	228,000	235,478
5.125% 5/28/24	1,220,000	1,365,632
6% 12/19/23	1,400,000	1,577,338
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	4,750,000	5,122,173
Societe Generale:
1.488% 12/14/26 (a)(c)	3,300,000	3,282,200
3% 1/22/30 (a)	430,000	442,336
3.625% 3/1/41 (a)	1,300,000	1,265,706
3.875% 3/28/24 (a)	700,000	757,678
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	630,000	680,483
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/26	1,150,000	1,136,088
SVB Financial Group:
2.1% 5/15/28	1,050,000	1,054,993
3.125% 6/5/30	170,000	178,001
UniCredit SpA 1.982% 6/3/27 (a)(c)	1,200,000	1,200,603
Wells Fargo & Co.:
2.164% 2/11/26 (c)	6,380,000	6,651,863
2.393% 6/2/28 (c)	800,000	831,305
4.478% 4/4/31 (c)	1,000,000	1,164,467
5.013% 4/4/51 (c)	700,000	923,653
Zions Bancorp NA 3.25% 10/29/29	850,000	880,716
		67,559,068
Capital Markets - 5.1%
Ares Capital Corp.:
2.15% 7/15/26	750,000	745,951
3.25% 7/15/25	1,775,000	1,871,957
3.875% 1/15/26	240,000	257,004
4.25% 3/1/25	75,000	81,329
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (a)	523,000	488,273
Credit Suisse Group AG:
1.305% 2/2/27 (a)(c)	800,000	783,317
3.091% 5/14/32 (a)(c)	1,200,000	1,217,776
3.75% 3/26/25	1,150,000	1,249,434
4.194% 4/1/31 (a)(c)	800,000	889,742
Deutsche Bank AG 4.5% 4/1/25	350,000	379,828
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,000,000	1,016,974
2.222% 9/18/24 (c)	1,000,000	1,028,533
4.25% 10/14/21	500,000	507,046
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,851,843
4.223% 5/1/29 (c)	900,000	1,021,448
Moody's Corp. 2.55% 8/18/60	1,855,000	1,535,826
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	697,472
4.35% 9/8/26	1,085,000	1,236,417
4.431% 1/23/30 (c)	111,000	128,892
5% 11/24/25	552,000	640,303
State Street Corp. 2.2% 3/3/31	1,250,000	1,235,244
UBS Group AG:
2.095% 2/11/32 (a)(c)	1,550,000	1,489,177
3.126% 8/13/30 (a)(c)	613,000	647,467
		21,001,253
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	901,181
Ally Financial, Inc.:
1.45% 10/2/23	69,000	70,092
4.125% 2/13/22	700,000	718,018
5.75% 11/20/25	687,000	790,152
Capital One Financial Corp.:
3.2% 2/5/25	2,700,000	2,913,363
3.8% 1/31/28	11,000	12,328
3.9% 1/29/24	124,000	134,376
Discover Financial Services:
3.75% 3/4/25	600,000	655,420
4.1% 2/9/27	39,000	43,779
Ford Motor Credit Co. LLC:
3.096% 5/4/23	1,300,000	1,327,105
3.813% 10/12/21	500,000	505,163
4.271% 1/9/27	400,000	420,912
5.596% 1/7/22	700,000	717,252
GE Capital International Funding Co. 4.418% 11/15/35	1,500,000	1,743,815
Synchrony Financial:
3.95% 12/1/27	75,000	82,862
4.25% 8/15/24	858,000	940,161
4.375% 3/19/24	407,000	446,081
		12,422,060
Diversified Financial Services - 1.9%
Athene Global Funding:
1.45% 1/8/26 (a)	1,150,000	1,148,510
2.5% 3/24/28 (a)	750,000	763,716
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	407,178
3.85% 2/1/25	100,000	108,847
4.05% 7/1/30	148,000	162,944
DH Europe Finance II SARL 2.6% 11/15/29	531,000	549,490
Element Fleet Management Corp. 1.6% 4/6/24 (a)	2,000,000	2,027,137
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	794,476
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	149,821
Voya Financial, Inc.:
3.125% 7/15/24	75,000	80,231
3.65% 6/15/26	1,350,000	1,501,948
		7,694,298
Insurance - 3.9%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 0.7066% 9/20/21 (a)(c)(d)	200,000	200,144
3.2% 9/16/40 (a)	950,000	944,957
3.6% 4/9/29 (a)	1,515,000	1,657,258
American International Group, Inc.:
3.4% 6/30/30	1,950,000	2,105,921
3.9% 4/1/26	950,000	1,060,021
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	950,000	954,425
Arthur J. Gallagher & Co. 2.5% 5/20/31	314,000	313,181
Athene Holding Ltd. 3.95% 5/25/51	316,000	321,794
Brown & Brown, Inc. 2.375% 3/15/31	356,000	349,329
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	324,000	305,504
3.075% 9/17/51 (a)	540,000	517,659
Fairfax Financial Holdings Ltd. 3.375% 3/3/31 (a)	571,000	581,809
Five Corners Funding Trust II 2.85% 5/15/30 (a)	890,000	923,939
Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	400,000	481,391
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	1,174,672
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	12,003
4.375% 3/15/29	10,000	11,652
4.9% 3/15/49	834,000	1,090,092
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	350,024
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	65,099
Pacific LifeCorp 3.35% 9/15/50 (a)	700,000	698,923
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	106,412
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	478,000	504,967
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(c)	600,000	677,070
Unum Group 4.5% 3/15/25	681,000	763,963
Willis Group North America, Inc. 3.6% 5/15/24	186,000	201,029
		16,373,238

TOTAL FINANCIALS		125,049,917

HEALTH CARE - 8.3%
Biotechnology - 1.6%
AbbVie, Inc.:
2.95% 11/21/26	875,000	939,036
4.25% 11/21/49	700,000	806,179
4.5% 5/14/35	3,150,000	3,735,020
4.55% 3/15/35	75,000	89,296
Amgen, Inc. 3.375% 2/21/50	700,000	708,149
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	374,700
		6,652,380
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	776,337
Boston Scientific Corp. 2.65% 6/1/30	500,000	508,931
		1,285,268
Health Care Providers & Services - 3.0%
Anthem, Inc. 2.25% 5/15/30	700,000	696,279
Centene Corp.:
3% 10/15/30	500,000	500,000
4.25% 12/15/27	1,025,000	1,076,250
4.625% 12/15/29	195,000	210,489
Cigna Corp.:
3.4% 3/15/50	500,000	498,155
4.125% 11/15/25	4,000	4,508
4.375% 10/15/28	561,000	647,286
4.8% 8/15/38	1,907,000	2,309,969
4.9% 12/15/48	7,000	8,721
CVS Health Corp.:
4.78% 3/25/38	1,300,000	1,547,939
5.05% 3/25/48	350,000	431,996
HCA Holdings, Inc.:
5.125% 6/15/39	1,217,000	1,479,989
5.25% 6/15/49	240,000	295,513
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	1,208,314
Universal Health Services, Inc. 2.65% 10/15/30 (a)	1,704,000	1,684,165
		12,599,573
Pharmaceuticals - 3.4%
AstraZeneca PLC 6.45% 9/15/37	1,435,000	2,088,761
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	1,050,000	1,176,537
4.875% 6/25/48 (a)	650,000	777,371
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	162,695
4.25% 10/26/49	480,000	574,764
4.55% 2/20/48	425,000	532,080
Elanco Animal Health, Inc.:
4.912% 8/27/21 (c)	100,000	100,692
5.272% 8/28/23 (c)	700,000	756,252
5.9% 8/28/28 (c)	1,375,000	1,581,250
Mylan NV 4.55% 4/15/28	1,004,000	1,146,981
Perrigo Finance PLC 3.15% 6/15/30	600,000	603,198
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	765,041
Viatris, Inc.:
1.65% 6/22/25 (a)	3,427,000	3,479,603
2.7% 6/22/30 (a)	28,000	27,923
4% 6/22/50 (a)	105,000	106,390
		13,879,538

TOTAL HEALTH CARE		34,416,759

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.8%
BAE Systems PLC:
1.9% 2/15/31 (a)	520,000	492,707
3% 9/15/50 (a)	433,000	404,968
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,394,071
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,205,131
2.75% 2/1/26	900,000	937,233
3.75% 2/1/50	1,150,000	1,126,475
5.04% 5/1/27	900,000	1,037,534
5.15% 5/1/30	885,000	1,035,936
		7,634,055
Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	199,405	189,988
Southwest Airlines Co.:
5.125% 6/15/27	475,000	555,718
5.25% 5/4/25	680,000	779,976
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	147,805	145,239
United Airlines, Inc. 4.55% 2/25/33	181,314	193,306
		1,864,227
Building Products - 0.2%
Carrier Global Corp. 2.7% 2/15/31	900,000	914,966
Industrial Conglomerates - 0.7%
General Electric Co.:
3.45% 5/1/27	31,000	34,139
4.35% 5/1/50	391,000	445,548
5.875% 1/14/38	475,000	628,693
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,968,209
		3,076,589
Machinery - 0.7%
Ingersoll-Rand Luxembourg Finance SA:
3.5% 3/21/26	900,000	987,521
4.5% 3/21/49	300,000	362,498
Westinghouse Air Brake Co.:
3.2% 6/15/25	385,000	410,963
4.4% 3/15/24	1,000,000	1,090,370
		2,851,352
Professional Services - 0.1%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	25,000	25,017
Leidos, Inc.:
2.95% 5/15/23 (a)	92,000	95,803
3.625% 5/15/25 (a)	70,000	76,203
		197,023
Road & Rail - 0.8%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	627,286
CSX Corp. 4.3% 3/1/48	1,125,000	1,297,939
Norfolk Southern Corp. 3.155% 5/15/55	516,000	494,169
Union Pacific Corp. 3.25% 2/5/50	800,000	796,815
		3,216,209
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.3% 2/1/25	850,000	876,439
4.25% 2/1/24	364,000	395,446
		1,271,885
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
4.375% 5/1/26 (a)	110,000	118,579
5.5% 1/15/23 (a)	1,700,000	1,804,163
		1,922,742

TOTAL INDUSTRIALS		22,949,048

INFORMATION TECHNOLOGY - 5.8%
Electronic Equipment & Components - 1.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
6.02% 6/15/26 (a)	2,125,000	2,533,329
6.2% 7/15/30 (a)	950,000	1,189,970
Vontier Corp.:
1.8% 4/1/26 (a)	3,000,000	2,995,680
2.95% 4/1/31 (a)	1,000,000	989,081
		7,708,060
IT Services - 0.1%
Fiserv, Inc. 3.5% 7/1/29	271,000	294,268
The Western Union Co. 2.85% 1/10/25	59,000	62,518
		356,786
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.:
1.95% 2/15/28 (a)	854,000	846,232
2.45% 2/15/31 (a)	460,000	441,763
2.6% 2/15/33 (a)	1,617,000	1,539,593
3.5% 2/15/41 (a)	371,000	358,793
3.75% 2/15/51 (a)	174,000	169,074
Marvell Technology, Inc. 2.45% 4/15/28 (a)	1,500,000	1,509,716
Microchip Technology, Inc. 0.972% 2/15/24 (a)	1,100,000	1,102,047
Micron Technology, Inc.:
2.497% 4/24/23	160,000	165,846
4.185% 2/15/27	1,250,000	1,411,344
4.64% 2/6/24	942,000	1,037,255
NVIDIA Corp. 3.7% 4/1/60	1,050,000	1,151,232
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	375,000	396,331
		10,129,226
Software - 1.0%
Oracle Corp.:
2.3% 3/25/28	529,000	540,244
2.875% 3/25/31	1,300,000	1,331,753
3.95% 3/25/51	1,880,000	1,952,389
4% 11/15/47	375,000	393,248
		4,217,634
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.8% 2/8/61	700,000	641,874
3.85% 8/4/46	800,000	905,654
		1,547,528

TOTAL INFORMATION TECHNOLOGY		23,959,234

MATERIALS - 2.3%
Chemicals - 2.3%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	1,825,000	1,814,190
3.468% 12/1/50 (a)	525,000	522,579
5% 9/26/48	850,000	1,047,312
LYB International Finance II BV 3.5% 3/2/27	550,000	600,607
LYB International Finance III LLC:
2.25% 10/1/30	321,000	315,853
2.875% 5/1/25	650,000	692,149
PPG Industries, Inc. 1.2% 3/15/26	2,400,000	2,395,571
Sherwin-Williams Co. 4.5% 6/1/47	375,000	448,203
The Dow Chemical Co.:
3.625% 5/15/26	625,000	692,007
4.55% 11/30/25	18,000	20,537
Westlake Chemical Corp. 3.375% 6/15/30	900,000	951,357
		9,500,365
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	58,862

TOTAL MATERIALS		9,559,227

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree LP 2% 6/15/28	2,100,000	2,078,669
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	950,000	876,860
3% 5/18/51	1,195,000	1,108,647
American Campus Communities Operating Partnership LP 3.875% 1/30/31	339,000	370,005
American Tower Corp.:
2.1% 6/15/30	350,000	338,505
2.4% 3/15/25	800,000	836,862
Camden Property Trust 2.8% 5/15/30	58,000	60,230
Corporate Office Properties LP 2.25% 3/15/26	52,000	53,407
Crown Castle International Corp. 3.25% 1/15/51	450,000	423,804
Hudson Pacific Properties LP 3.95% 11/1/27	3,400,000	3,705,273
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	725,000	730,644
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	271,636
3.375% 2/1/31	1,402,000	1,415,139
4.5% 1/15/25	600,000	656,054
Realty Income Corp. 3.25% 1/15/31	30,000	32,072
Retail Properties America, Inc.:
4% 3/15/25	14,000	14,934
4.75% 9/15/30	277,000	301,653
Simon Property Group LP 2.45% 9/13/29	750,000	761,547
Spirit Realty LP 2.1% 3/15/28	516,000	509,506
UDR, Inc.:
2.1% 8/1/32	939,000	885,579
2.1% 6/15/33	374,000	350,839
Ventas Realty LP 4.4% 1/15/29	2,050,000	2,327,249
VEREIT Operating Partnership LP:
2.2% 6/15/28	24,000	24,111
2.85% 12/15/32	30,000	30,560
Vornado Realty LP:
2.15% 6/1/26	103,000	103,890
3.4% 6/1/31	372,000	374,894
Welltower, Inc.:
3.625% 3/15/24	10,000	10,780
4.125% 3/15/29	675,000	756,275
WP Carey, Inc.:
2.4% 2/1/31	348,000	338,823
4.25% 10/1/26	450,000	506,614
4.6% 4/1/24	375,000	411,522
		20,666,583
Real Estate Management & Development - 0.2%
Mid-America Apartments LP 3.95% 3/15/29	100,000	111,885
Tanger Properties LP 3.125% 9/1/26	497,000	518,907
		630,792

TOTAL REAL ESTATE		21,297,375

UTILITIES - 7.4%
Electric Utilities - 3.2%
Cincinnati Gas & Electric Co. 2.125% 6/1/30	770,000	763,575
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	3,063,095
4.973% 5/1/46	750,000	854,494
Duke Energy Corp. 2.45% 6/1/30	70,000	69,840
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	1,810,000	1,974,600
Edison International 3.55% 11/15/24	670,000	719,888
Entergy Corp. 2.8% 6/15/30	72,000	73,590
Exelon Corp. 5.1% 6/15/45	370,000	466,627
FirstEnergy Corp.:
2.25% 9/1/30	534,000	500,625
2.65% 3/1/30	780,000	756,600
4.4% 7/15/27 (c)	900,000	981,222
Nevada Power Co. 3.7% 5/1/29	75,000	83,506
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	1,100,000	1,143,865
3.25% 4/1/26	370,000	402,241
Southern Co. 4.4% 7/1/46	700,000	801,164
Xcel Energy, Inc. 3.5% 12/1/49	618,000	638,831
		13,293,763
Gas Utilities - 0.6%
Dominion Gas Holdings LLC:
3% 11/15/29	582,000	610,106
3.9% 11/15/49	1,000,000	1,046,786
ONE Gas, Inc. 2% 5/15/30	278,000	269,508
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	711,256
		2,637,656
Independent Power and Renewable Electricity Producers - 2.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	1,215,000	1,221,075
Emera U.S. Finance LP:
3.55% 6/15/26	800,000	874,217
4.75% 6/15/46	1,775,000	2,030,542
The AES Corp.:
1.375% 1/15/26 (a)	290,000	286,719
2.45% 1/15/31 (a)	3,120,000	3,025,116
3.3% 7/15/25 (a)	216,000	230,422
3.95% 7/15/30 (a)	389,000	420,003
		8,088,094
Multi-Utilities - 1.6%
Dominion Energy, Inc.:
3.071% 8/15/24 (c)	400,000	426,279
4.25% 6/1/28	775,000	884,881
NiSource, Inc.:
0.95% 8/15/25	1,963,000	1,952,675
3.49% 5/15/27	100,000	110,221
4.375% 5/15/47	650,000	753,865
Puget Energy, Inc. 4.1% 6/15/30	885,000	976,177
Sempra Energy 3.8% 2/1/38	1,500,000	1,634,996
		6,739,094

TOTAL UTILITIES		30,758,607

TOTAL NONCONVERTIBLE BONDS
(Cost $375,734,741)		381,533,089

U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds:
1.375% 11/15/40	$1,000,000	$867,344
1.875% 2/15/41	2,000,000	1,894,063
2.375% 5/15/51	11,369,000	11,589,269
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,226,700)		14,350,676

Municipal Securities - 0.0%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $108,711)	75,000	124,171

Foreign Government and Government Agency Obligations - 0.1%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$200,000	$213,038
State of Qatar 3.375% 3/14/24 (a)	200,000	215,288
United Mexican States 3.25% 4/16/30	200,000	206,475
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $598,621)		634,801

Bank Notes - 0.3%
BBVA U.S.A. 2.875% 6/29/22	250,000	256,449
RBS Citizens NA 3.7% 3/29/23	800,000	845,613
TOTAL BANK NOTES
(Cost $1,061,822)		1,102,062

Preferred Securities - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (Cost $755,000)(c)	$753,000	$826,418
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.03% (e)
(Cost $13,966,355)	13,963,572	13,966,364
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $406,451,950)		412,537,581
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,282,094
NET ASSETS - 100%		$413,819,675

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,095,216 or 21.8% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,576
Total	$7,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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